Investment Objectives and Goals - Global X Funds - Global X Gold Miners ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X Gold Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Gold Miners ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE® Arca Gold Miners Index® (the "Underlying Index").